Label	Element	Value
PACE® International Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® Select Advisors Trust

PACE® International Fixed Income Investments

Supplement to the standalone PACE® Money Market Investments prospectus and the prospectus relating to Class P shares (collectively, the "Prospectuses") dated March 31, 2014, as supplemented

May 27, 2014

Dear Investor,

The purpose of this supplement is to provide you with updated information regarding each of the above named funds. Effective May 27, 2014, the maximum annual account fee payable under the PACE® Select Advisors Program and the PACESM Multi Advisor Program will increase to 2.50%. The Prospectuses are hereby supplemented accordingly as shown below.

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® International Fixed Income Investments
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	All references to the maximum annual account fee of 2.00% under the PACE® Select Advisors Program and the PACESM Multi Advisor Program are replaced with a maximum annual account fee of 2.50%.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.